REPOSITIONING AND OTHER (GAINS) CHARGES - Repositioning and Other Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	$ 153	$ 124	$ 279
Asbestos-related charges and loss on asbestos liabilities divestiture, net of insurance and reimbursements	214	61	534
Probable and reasonably estimable environmental liabilities, net of reimbursements	268	37	35
Gain on Resideo indemnification and reimbursement agreement termination	(802)	0	0
Other charges	0	17	(4)
Total net repositioning and other (gains) charges	(167)	239	844
Severance
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	138	136	162
Asset impairments
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	11	22	41
Exit costs
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	61	63	132
Reserve adjustments
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	$ (57)	$ (97)	$ (56)